Supplemental Financial Information (Schedule Of Other Assets Net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Supplemental Financial Information [Abstract]
Prepaid taxes on intercompany transfer of property	$ 74.6	$ 99.0
Deferred mobilization costs	31.3	23.7
Wreckage and debris removal receivables	26.8	55.8
Supplemental executive retirement plan assets	23.0	18.7
Other	28.5	23.2
Other assets	$ 184.2	$ 220.4